Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

O. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At June 30, 2013, we had interest rate swap agreements entered into with a related counterparty that mature through 2015. During the six months ended June 30, 2013, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements and terminated our interest rate cap agreements during the six months ended June 30, 2013.

        All our interest rate swap agreements have been designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note N—Fair Value Measurements). All of our derivatives were in a liability position at June 30, 2013. Our interest rate cap agreements at December 31, 2012 were recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
June 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$263,727	$(13,982)

Total derivatives		$—		$(13,982)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$3,176	$4,283	$6,415	$3,440
Amortization of balances of de-designated hedges and other adjustments	283	283	565	565
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)

Net changes in cash flow hedges, net of taxes	$2,238	$2,952	$4,516	$2,693

(a)
Includes $(14) and $44 of combined CVA and MVA for the three months ended June 30, 2013 and 2012, respectively, and $(249) and $(4,918) of combined CVA and MVA for the six months ended June 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(31) and $(314), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $3,207 and $4,597, respectively.

Six months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(288) and $(6,238), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $6,703 and $9,678, respectively.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(10.3) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	89	61	194
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(297)	$(216)	$(534)	$(416)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements were scheduled to mature in 2018. Subsequent to December 31, 2012, we prepaid the debt in connection with our interest rate cap agreements and terminated our interest rate cap agreements. Previously we were also party to two foreign currency swap agreements that matured during 2011, which we had entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are recorded at fair market value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

        During the years ended December 31, 2012, 2011 and 2010, we recorded the following in OCI related to derivative instruments:

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(13.0) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.